Schedule II VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts
Valuation and qualifying accounts
Balance at Beginning of Year	$ 2.8	$ 2.0	$ 1.8
Additions	1.0	0.8	1.0
Deductions, Recoveries & Other	(0.4)		(0.8)
Balance at Ending of Year	3.4	2.8	2.0
Tax valuation allowance
Valuation and qualifying accounts
Balance at Beginning of Year	14.6	11.8	7.3
Additions	1.6	3.0	8.8
Deductions, Recoveries & Other	(1.6)	(0.2)	(4.3)
Balance at Ending of Year	$ 14.6	$ 14.6	$ 11.8